Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	28 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	40 Months Ended	44 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	52 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended	64 Months Ended	68 Months Ended	70 Months Ended	71 Months Ended	76 Months Ended	80 Months Ended	82 Months Ended	83 Months Ended	88 Months Ended	92 Months Ended	95 Months Ended	100 Months Ended	104 Months Ended	107 Months Ended	112 Months Ended	116 Months Ended	119 Months Ended	124 Months Ended	131 Months Ended	136 Months Ended	143 Months Ended
	Jun. 30, 2022	Sep. 11, 2019	Nov. 09, 2016	Mar. 11, 2015	Jul. 30, 2014	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2015	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2016	Jun. 30, 2024	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2017	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2018	Jun. 30, 2026	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000143207
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Tactical Plus Fund
Accumulated Value					$ 9,425				$ 9,164						$ 8,380					$ 11,148					$ 14,060					$ 12,885				$ 16,428				$ 27,156			$ 21,244			$ 24,778			$ 31,915		$ 35,065		$ 45,272
C000143208
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Tactical Plus Fund
Accumulated Value					10,000				9,720						8,820					11,651					14,584					13,266				16,780				27,540			21,378			24,744			31,649		34,515		44,227
C000143209
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Tactical Plus Fund
Accumulated Value					10,000				9,720						8,890					11,823					14,908					13,663				17,418				28,861			22,641			26,463			34,181		37,647		48,733
C000143210
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Tactical Plus Fund
Accumulated Value					10,000				9,720						8,890					11,823					14,908					13,663				17,418				28,785			22,520			26,265			33,827		37,165		47,979
C000152642
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Sector Plus Fund
Accumulated Value				$ 9,425		$ 9,566						$ 10,534					$ 13,206					$ 14,825					$ 14,114				$ 15,533				$ 24,783				$ 22,481			$ 25,216			$ 30,810			$ 32,537		$ 39,623
C000152645
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Sector Plus Fund
Accumulated Value				10,000		10,150						11,176					14,012					15,729					14,974				16,537				26,459				24,065			27,060			33,151			35,088		42,849
C000152646
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Sector Plus Fund
Accumulated Value				10,000		10,150						11,176					14,012					15,730					14,975				16,520				26,358				23,909			26,818			32,772			34,614		42,270
C000152643
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Sector Plus Fund
Accumulated Value				9,425		9,566						10,534					13,196					14,794					14,063				15,461				24,604				22,280			24,952			30,444			32,098		39,028
C000152644
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Sector Plus Fund
Accumulated Value				10,000		10,150						11,090					13,806					15,386					14,529				15,877				25,149				22,631			25,198			30,560			32,038		38,733
C000174412
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Multi-Asset Plus Fund
Accumulated Value			$ 9,425				$ 9,812						$ 10,600					$ 10,573					$ 12,789					$ 16,990				$ 13,885				$ 15,250				$ 18,634			$ 20,081			$ 25,017
C000213465
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Multi-Asset Plus Fund
Accumulated Value		$ 10,000						$ 12,013						$ 15,995					$ 13,097					$ 14,424					$ 17,668				$ 19,115				$ 23,879
C000174413
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Multi-Asset Plus Fund
Accumulated Value			10,000				10,372						11,126					11,009					13,223					17,446				14,149				15,427				18,701			19,999			24,730
C000236511
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Dynamic Income Fund
Accumulated Value	$ 9,425										$ 9,222					$ 9,496					$ 10,019					$ 11,280
C000236512
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Dynamic Income Fund
Accumulated Value	10,000										9,794					10,102					10,697					12,064
C000236510
Account Value [Line Items]
Line Graph and Table Measure Name										HCM Dynamic Income Fund
Accumulated Value	10,000										9,794					10,050					10,532					11,764
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000				10,675						11,102					13,088					14,970					16,529				17,770				25,019			22,363			26,744			33,312		38,363		46,928
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000				10,675						11,102					13,088					14,970					16,529				17,770				25,019			22,363			26,744			33,312		38,363		46,928
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000				10,675						11,102					13,088					14,970					16,529				17,770				25,019			22,363			26,744			33,312		38,363		46,928
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name										HFRX Equity Hedge Index
Accumulated Value					10,000				10,323						9,463					10,227					10,869					10,409				10,189				12,267			12,153			12,714			13,874		14,849		17,024
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000		10,172						10,578					12,472					14,264					15,750				16,932				23,840				21,309			25,484			31,742			36,555		44,716
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000		10,172						10,578					12,472					14,264					15,750				16,932				23,840				21,309			25,484			31,742			36,555		44,716
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000		10,172						10,578					12,472					14,264					15,750				16,932				23,840				21,309			25,484			31,742			36,555		44,716
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000		10,172						10,578					12,472					14,264					15,750				16,932				23,840				21,309			25,484			31,742			36,555		44,716
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000		$ 10,172						$ 10,578					$ 12,472					$ 14,264					$ 15,750				$ 16,932				$ 23,840				$ 21,309			$ 25,484			$ 31,742			$ 36,555		$ 44,716
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,111						10,071					10,863					11,813					11,773				10,562				10,463				10,738			11,390			11,822
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						10,685						10,650					9,554					9,464					9,713				10,303				10,694
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,111						10,071					10,863					11,813					11,773				10,562				10,463				10,738			11,390			11,822
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000										9,906					10,167					10,785					11,193
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000										9,906					10,167					10,785					11,193
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000										$ 9,906					$ 10,167					$ 10,785					$ 11,193
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name										HFRX Equity Hedge Index
Accumulated Value					10,000				10,323						9,463					10,227					10,869					10,409				10,189				12,267			12,153			12,714			13,874		14,849		17,024
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name										HFRX Equity Hedge Index
Accumulated Value					10,000				10,323						9,463					10,227					10,869					10,409				10,189				12,267			12,153			12,714			13,874		14,849		17,024
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name										HFRX Equity Hedge Index
Accumulated Value					10,000				10,323						9,463					10,227					10,869					10,409				10,189				12,267			12,153			12,714			13,874		14,849		17,024
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000				$ 10,675						$ 11,102					$ 13,088					$ 14,970					$ 16,529				$ 17,770				$ 25,019			$ 22,363			$ 26,744			$ 33,312		$ 38,363		$ 46,928
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,352						12,984					14,337					15,413					21,700				19,397				23,197				28,894			33,275			40,704
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000						$ 10,495						$ 14,777					$ 13,208					$ 15,796					$ 19,675				$ 22,659				$ 27,717
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 11,352						$ 12,984					$ 14,337					$ 15,413					$ 21,700				$ 19,397				$ 23,197				$ 28,894			$ 33,275			$ 40,704